Capital management	9 Months Ended
Jul. 31, 2022
Text Block [Abstract]
Capital management
13.	Capital management
The Bank’s regulatory capital, total loss absorbing capacity and leverage measures were as follows:

	As at
($ millions)	July 31 2022	April 30 2022	October 31 2021
Capital (1)

Common Equity Tier 1 capital	$51,639	$51,547	$51,010
Net Tier 1 capital	58,801	57,201	57,915
Total regulatory capital	68,086	66,628	66,101
Total loss absorbing capacity (2)	128,800	133,841	115,681
Risk-weighted assets/exposures used in calculation of capital ratios
Risk-weighted assets (1)(3)	$452,800	$445,273	$416,105
Leverage exposures (4)	1,388,823	1,360,184	1,201,766
Regulatory ratios (1)
Common Equity Tier 1 capital ratio	11.4%	11.6%	12.3%
Tier 1 capital ratio	13.0%	12.8%	13.9%
Total capital ratio	15.0%	15.0%	15.9%
Total loss absorbing capacity ratio (2)	28.4%	30.1%	27.8%
Leverage ratio (4)	4.2%	4.2%	4.8%
Total loss absorbing capacity leverage ratio (2)	9.3%	9.8%	9.6%
(1)	This measure has been disclosed in this document in accordance with OSFI Guideline – Capital Adequacy Requirements (November 2018).
(2)
This measure has been disclosed in this document in accordance with OSFI Guideline – Total Loss Absorbing Capacity (September 2018). Results for October 31, 2021 are shown for comparative purposes and were not a regulatory requirement.

(3)	As at July 31, 2022, April 30, 2022 and October 31, 2021, the Bank did not have a regulatory capital floor add-on for CET1, Tier 1, Total capital and TLAC RWA.
(4)	This measure has been disclosed in this document in accordance with OSFI Guideline – Leverage Requirements (November 2018).
The Bank substantially exceeded the OSFI minimum regulatory capital and total loss absorbing capacity (TLAC) ratios as at July 31, 2022, including the Domestic Stability Buffer requirement. In addition, the Bank substantially exceeded OSFI minimum leverage and TLAC leverage ratios as at July 31, 2022.